Retiree Benefits (Details) (USD $)	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5,223,000	$ 5,273,000	$ 15,493,000	$ 15,819,000
Interest cost	21,800,000	21,328,000	64,182,000	63,960,000
Expected return on assets	(23,833,000)	(22,070,000)	(69,540,000)	(65,537,000)
Amortization of: [Abstract]
Prior service cost	343,000	289,000	1,031,000	869,000
Actuarial loss (gain)	8,999,000	8,203,000	26,573,000	24,495,000
Net periodic benefit cost	12,532,000	13,023,000	37,739,000	39,606,000
Estimated employer contributions to defined benefit plan in current fiscal year, minimum			175,000,000
Estimated employer contributions to defined benefit plan in current fiscal year, maximum			185,000,000
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	166,000	171,000	736,000	687,000
Interest cost	343,000	394,000	1,155,000	1,214,000
Expected return on assets	(71,000)	(37,000)	(255,000)	(169,000)
Amortization of: [Abstract]
Prior service cost	12,000	0	36,000	0
Actuarial loss (gain)	(214,000)	(366,000)	(982,000)	(1,070,000)
Net periodic benefit cost	$ 236,000	$ 162,000	$ 690,000	$ 662,000